Segment Reporting - Reconciliation of Total Segment Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total assets	$ 2,153,115	$ 2,196,638
Cash and cash equivalents (notes 11 and 20)	685,331	480,080	$ 309,857	$ 108,977
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Current	10,000	172,604
Segment Reconciling Items
Segment Reporting Information [Line Items]
Cash and cash equivalents (notes 11 and 20)	685,331	480,080
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Current	10,000	172,604
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Total assets	0	(129)
Tankers [Member] | Operating Segments
Segment Reporting Information [Line Items]
Total assets	$ 1,416,789	$ 1,508,243